Subsequent Event	12 Months Ended
Dec. 02, 2012
Subsequent Event
Subsequent Event

Note 27: Subsequent Event

        On January 10, 2013, the Company redeemed $35.0 million of its outstanding Senior Notes at a redemption price of 103% of the principal amount of the notes or $36.1 million, plus accrued and unpaid interest to the redemption date of $0.9. In connection with the redemption, the Company also recognized charges of $1.1 million related to the premium paid to redeem the notes and $1.6 million related to the write-off of related debt issuance costs and original issue discount.